Intangible assets - Disclosure of intangible assets (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 4,112,350	$ 4,742,854
Additions	9,823	1,123,186
Impairment charge	0	(1,169,440)
Amortization	(947,341)	(576,439)
Recognition of open orders		(7,811)
Ending balance	3,174,832	4,112,350	$ 4,742,854
Phantom System [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	1,149,585
Additions	0	19,855
Impairment charge	0	(1,169,440)
Amortization	0	0
Recognition of open orders		0
Ending balance	0	0	1,149,585
PARA OPS System [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,998,395	3,469,215
Additions	9,823	1,091,819
Impairment charge	0	0
Amortization	(933,541)	(562,639)
Recognition of open orders		0
Ending balance	3,074,677	3,998,395	3,469,215
PARA OPS Patent [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	40,295	28,783
Additions	0	11,512
Impairment charge	0	0
Amortization	0	0
Recognition of open orders		0
Ending balance	40,295	40,295	28,783
ARWEN Tradename [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	28,232	37,032
Additions	0	0
Impairment charge	0	0
Amortization	(8,800)	(8,800)
Recognition of open orders		0
Ending balance	19,432	28,232	37,032
Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	41,041	46,041
Additions	0	0
Impairment charge	0	0
Amortization	(5,000)	(5,000)
Recognition of open orders		0
Ending balance	36,041	41,041	46,041
Purchase Orders [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,387	12,198
Additions	0	0
Impairment charge	0	0
Amortization	0	0
Recognition of open orders		(7,811)	(87,802)
Ending balance	$ 4,387	$ 4,387	$ 12,198